Financial Risk (Details 21) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financial assets available to support future funding
Guaranteed	$ 58,983	$ 79,227
Available as collateral	7,021,096	7,475,051
Cash and due from banks
Financial assets available to support future funding
Guaranteed	18,452	39,460
Available as collateral	1,159,718	1,706,192
Notional of investment securities
Financial assets available to support future funding
Guaranteed	40,531	39,767
Available as collateral	38,045	66,601
Loan portfolio
Financial assets available to support future funding
Available as collateral	$ 5,823,333	$ 5,702,258